SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Geographic Area Information Includes Revenue
The following geographic area information includes revenue based on location of players for the years ended December 31, 2016, 2017 and 2018:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 3)
Greater China	48,041,372	19,690,716	16,430,205	2,389,674
North America	3,012,901	51,156,109	-	-
Other areas	5,145,013	2,301,731	1,001,653	145,684
Total	56,199,286	73,148,556	17,431,858	2,535,358